Fees Summary	Apr. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,587,500,000.00
Total Fee Amount	219,233.75
Total Offset Amount	0.00
Net Fee	$ 219,233.75
Offering Table N/A
Offset Table N/A	N/A